Schedule of Stock Options Granted and Outstanding (Details) - $ / shares		9 Months Ended	12 Months Ended
	Oct. 09, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Share-Based Payment Arrangement [Abstract]
Stock option, beginning balance		1,137,479	792,857	540,000
Weighted average exercise price, beginning balance		$ 5.18	$ 3.64	$ 2.98
Shares, options granted		367,500	511,764	267,143
Weighted average exercise price, options granted		$ 1.63	$ 7.00	$ 4.66
Shares, options cancelled			(21,985)
Weighted average exercise price, options cancelled	$ (5.32)		$ (4.38)
Shares, options forfeited			(145,157)	(14,286)
Weighted average exercise price, options forfeited			$ (2.57)	$ (1.75)
Stock option, ending balance		1,504,979	1,137,479	792,857
Weighted average exercise price, ending balance		$ 4.32	$ 5.18	$ 3.64
Stock option, exercisable		1,208,015	825,847	561,870
Weighted average exercise price, exercisable		$ 4.48	$ 5.38	$ 3.22